Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total revenues	$ 1,077,662	$ 859,745	$ 819,834
Vessel, drilling rigs and drillships operating expenses (Note 18)	373,122	190,614	201,887
Depreciation and amortization	274,281	192,891	196,309
(Gain)/Loss on sale of assets	3,357	(9,435)	(2,045)
Impairment charge	144,688	3,588	1,578
General and administrative expenses	114,282	87,264	90,823
Gain/(loss) on interest rate swaps	(68,943)	(120,505)	23,160
Income tax expense	(27,428)	(20,436)	(12,797)
NET INCOME/(LOSS)	(47,286)	190,450	(12,031)
NET INCOME/(LOSS) ATTRIBUTABLE TO DRYSHIPS INC.	(70,128)	188,327	(19,209)
Interest and finance cost	(151,403)	(67,825)	(84,430)
Interest income	16,575	21,866	10,414
Change in fair value of derivatives	(38,155)	48,439	(60,230)
Drybulk Segment (Member)
Total revenues	365,361	457,804	444,385
Vessel, drilling rigs and drillships operating expenses (Note 18)	81,947	71,245	75,605
Depreciation and amortization	103,436	117,799	117,522
(Gain)/Loss on sale of assets	2,603	(10,893)	(2,432)
Impairment charge	144,688	3,588	1,578
General and administrative expenses	71,109	66,685	72,868
Gain/(loss) on interest rate swaps	(35,488)	(80,202)	1,098
Gain/(loss) on FFA's	(4,724)
Income tax expense
NET INCOME/(LOSS)	(144,314)	20,373	(138,874)
NET INCOME/(LOSS) ATTRIBUTABLE TO DRYSHIPS INC.	(144,314)	20,373	(138,874)
Interest and finance cost	(90,447)	(91,421)	(40,528)
Interest income	6,733	9,402	2,995
Change in fair value of derivatives	(23,041)	15,320	(33,950)
Tanker Segment (Member)
Total revenues	12,652		0
Vessel, drilling rigs and drillships operating expenses (Note 18)	9,342		0
Depreciation and amortization	6,213		0
(Gain)/Loss on sale of assets			0
Impairment charge			0
General and administrative expenses	5,534		0
Gain/(loss) on interest rate swaps			0
Gain/(loss) on FFA's	4,724		0
Income tax expense			0
NET INCOME/(LOSS)	(435)		0
NET INCOME/(LOSS) ATTRIBUTABLE TO DRYSHIPS INC.	(435)		0
Interest and finance cost	3,761		0
Interest income	32		0
Change in fair value of derivatives	0		0
Drilling Rigs Segment (Member)
Total revenues	699,649	401,941	375,449
Vessel, drilling rigs and drillships operating expenses (Note 18)	281,833	119,369	126,282
Depreciation and amortization	164,632	75,092	78,787
(Gain)/Loss on sale of assets	754	1,458	387
Impairment charge
General and administrative expenses	37,639	20,579	17,955
Gain/(loss) on interest rate swaps	(33,455)	(40,303)	22,062
Gain/(loss) on FFA's
Income tax expense	(27,428)	(20,436)	(12,797)
NET INCOME/(LOSS)	97,463	170,077	126,843
NET INCOME/(LOSS) ATTRIBUTABLE TO DRYSHIPS INC.	74,621	167,954	119,665
Interest and finance cost	(64,717)	23,596	(43,902)
Interest income	9,810	12,464	7,419
Change in fair value of derivatives	$ (15,114)	$ 33,119	$ (26,280)